Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Time Restricted stock units $ in Thousands	Jun. 30, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2025	$ 865
2026	1,040
2027	443
2028	63
Total	$ 2,411